UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10319

USA MUTUALS
(Exact name of registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, TX  75201
(Address of principal executive offices) (Zip code)

Jerry Szilagyi
700 N. Pearl Street, Suite 900
Dallas, TX  75201
(Name and address of agent for service)

(214) 953-0066
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2014

Date of reporting period:  September 30, 2013

Item 1. Reports to Stockholders.

Vice Fund
Investor Class Shares (VICEX)
Class A Shares (VICAX)
Class C Shares (VICCX)

Generation Wave Growth Fund
Investor Class Shares (GWGFX)

each a series of USA MUTUALS

Semi-Annual Report
September 30, 2013

Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street
Suite 900
Dallas, Texas  75201
Phone:1-866-264-8783
Web:   www.USAMutuals.com

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	5

INVESTMENT HIGHLIGHTS	7

PORTFOLIO OF INVESTMENTS – VICE FUND	9

PORTFOLIO OF INVESTMENTS – GENERATION WAVE GROWTH FUND	15

STATEMENTS OF ASSETS AND LIABILITIES	20

STATEMENTS OF OPERATIONS	22

STATEMENTS OF CHANGES IN NET ASSETS	23

FINANCIAL HIGHLIGHTS	25

NOTES TO FINANCIAL STATEMENTS	29

BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT	43

LETTER TO SHAREHOLDERS

Dear Shareholders:

Fiscal Conditions During Semi-Annual Period Ending September 30, 2013

The U.S. equity market as represented by the S&P 500 Index was up 2.91% for the first quarter (March 30, 2013 to June 30, 2013) of the Fund’s semi-annual period ending September 30, 2013. During the second quarter of semi-annual period, the S&P 500 Index was up 5.24%, producing a total return of 8.31% over the semi-annual period ending September 30, 2013.

The fiscal condition of the U.S. has improved modestly over the same period, as the U.S. Federal Reserve continues to purchase $85 billion of mortgage and U.S. Government securities per month through the open ended “Quantitative Easing 3”. The Federal Reserve has targeted a lower unemployment rate, and with low reported inflation, they kept the bond buying program open. The rate of the 10 year U.S. Government note increased from 1.85% to 2.61% over the semi-annual period, even with the Federal Reserve purchases. Over the semi-annual period, talk of a “Fed taper” would temporarily rile the equity market. “Tapering” is the proposed reduction of the $85 billion monthly Fed purchases, and with each meeting of the Federal Reserve, the reality is the reduction or “taper” is closer to a reality. Some analysts believe the effectiveness of the Quantitative Easing has diminished, while others believe that interest rates returning to “normal” are a good sign that the economy is improving. Unfortunately, with each 1% increase in borrowing cost of the U.S. Treasury, the annual deficit increases by more than $150 billion.

Historical Market Performance of the Funds

During the semi-annual period the Vice Fund Investor Class gained 11.24%, the Class A shares gained 11.22%, without sales charge, and the Class C shares gained 10.82%, without sales charge, while the S&P 500 Index gained 8.31%. The Vice Fund benefitted from better than market performance in two sectors, Gaming and Aerospace Defense. Macau based gaming company Galaxy Entertainment was up 67.9% in the period, the best performer, while Ambev SA was the worst performer, losing 9.4%. Options were sold on selected stocks in the portfolio to generate income and to take advantage of price appreciation. The strategy modestly improved the performance in our weaker sectors over the semi-annual period.

During the first half of the semi-annual period ending September 30, 2013, the Generation Wave Growth Fund (down 0.49%) underperformed the S&P 500 Index (up 2.91%), due to losses in the Commodities and Consumer Staples sectors.  The Board of Trustees of the Generation Wave Growth Fund approved a modification of the Fund’s investment strategy during the period. The new strategy follows a multi-alternative strategy covering Long/Short Equity, Equity Option, relative Value – Long/Short Debt, Real Assets (Commodities) and Tactical Allocation. The goal of the new strategy is to generate returns that correlate less to the S&P 500 Index than a standard equity fund.  Since the investment strategy was changed during the semi-annual period, a comparison should be made to both the S&P 500 Index and a Hedge Fund Composite Index. As the new investment strategy was implemented, the Generation Wave Growth Fund (up 5.41%) outperformed the S&P 500 Index (up 5.24%) and the HFRI Fund of Funds Composite Index (up 1.63%) during the second half of the semi-annual period.  For the semi-annual period the Generation Wave Fund was up 4.90%, compared to the HFRI Fund of Funds Composite Index up 1.68% and the S&P 500 Index up 8.31%.

Gerald Sullivan
Portfolio Manager

Past performance does not guarantee future results.

Opinions expressed are those of Mutuals Advisors and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

This report is authorized for use when preceded or accompanied by a prospectus. Read it carefully before investing or sending money.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. For a complete list of Fund holdings, please see the Schedule of Investments in this report.

Mutual fund investing involves risk; principal loss is possible. The Funds are non-diversified, meaning they may concentrate their assets in fewer individual holdings than a diversified fund. Therefore, the Funds are more exposed to individual stock volatility than diversified funds. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Funds invest in small to mid-sized capitalization companies, which involve additional risks such as limited liquidity and greater volatility. Because the Generation Wave Growth Fund may invest in third-party investment companies, including open-end mutual funds and other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Generation Wave Growth Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. Please refer to the prospectus for more information about the Generation Wave Growth Fund, including risks, fees and expenses.

The Funds may also write call options, which may limit the Funds’ ability to profit from increases in the market value of a security, but cause it to retain the risk of loss should the price of the security decline. The Funds may also invest in companies that manufacture and distribute precious metals such as silver, which involves additional risks, such as the possibility for substantial price fluctuations over a short period of time.  Diversification does not assure a profit or protect against loss in a declining market.

The Funds may invest in derivatives, specifically call and put options. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. The Funds may engage in short sales of securities, which involves the risk that losses may exceed the original amount invested.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The HFRI (Hedge Funds Research, Inc.) Fund of Funds Composite Index is an equal-weighted index of over 600 domestic and offshore fund of funds. All funds report in U.S. Dollars and net of all fees returns on a monthly basis. All funds included in the index must have at least $50 million in assets under management or have been actively trading for at least 12 months. You cannot invest directly in an index.

The USA Mutuals Funds are distributed by Quasar Distributors, LLC.

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, and (2) ongoing costs, including advisory fees, distribution (12b-1) fees and other Fund expenses.  If you purchase Class A shares of the Funds you will pay an initial sales charge of 5.75% when you invest.  A 1.00% contingent deferred sales charge is imposed on Class C shares redeemed within twelve months of purchase.  The Investor Class shares of the Funds charge no sales load.  In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of the Funds within 60 days of purchase.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/13 – 9/30/13).

Actual Expenses

The following table provides information about actual account values and actual expenses.  You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the respective line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical Example for Comparison Purposes

The following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare

EXPENSE EXAMPLE (Unaudited) (Continued)

this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	April 1, 2013 -	Annualized
	April 1, 2013	September 30, 2013	September 30, 2013	Expense Ratio
Based on Actual Fund Returns
Vice Fund
Investor Class*	$1,000.00	$1,112.40	$ 7.73	1.46%
Class A*	1,000.00	1,112.20	7.73	1.46
Class C*	1,000.00	1,108.20	11.68	2.21
Generation Wave
Growth Fund*	1,000.00	1,049.80	8.99	1.75

*	Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	April 1, 2013 -	Annualized
	April 1, 2013	September 30, 2013	September 30, 2013	Expense Ratio
Based on Hypothetical
5% Yearly Returns
Vice Fund
Investor Class*	$1,000.00	$1,017.75	$ 7.38	1.46%
Class A*	1,000.00	1,017.75	7.38	1.46
Class C*	1,000.00	1,013.99	11.16	2.21
Generation Wave
Growth Fund*	1,000.00	1,016.29	8.85	1.75

*	Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

INVESTMENT HIGHLIGHTS (Unaudited)

Sector Breakdown % Total Investments

Vice Fund	Generation Wave Growth Fund

Total Returns as of September 30, 2013*

	Vice Fund -	S&P 500
Average Total Returns	Investor Class	Index
Six months	11.24%	8.31%
One year	27.44%	19.33%
Average annual three years	20.76%	16.23%
Average annual five years	11.69%	10.00%
Average annual ten years	10.83%	7.56%
Average annual since inception 8/30/02	10.68%	7.79%

	Vice Fund - Class A	Vice Fund - Class A	S&P 500
Average Total Returns	(with sales charge)*	(without sales charge)*	Index
Six months	4.84%	11.22%	8.31%
One year	20.11%	27.46%	19.33%
Cumulative since inception 12/8/11	21.35%	25.39%	21.22%

	Vice Fund - Class C	Vice Fund - Class C	S&P 500
Average Total Returns	(with sales charge)*	(without sales charge)*	Index
Six months	9.82%	10.82%	8.31%
One year	25.53%	26.53%	19.33%
Cumulative since inception 12/8/11	24.51%	24.51%	21.22%

	Generation Wave	S&P 500	HFRI Fund of Funds
Average Total Returns	Growth Fund	Index	Composite Index**
Six months	4.90%	8.31%	1.68%
One year	12.61%	19.33%	6.44%
Average annual three years	8.96%	16.23%	2.45%
Average annual five years	4.89%	10.00%	1.92%
Average annual ten years	4.42%	7.56%	3.38%
Average annual since inception 6/21/01	2.81%	4.58%	3.49%***

*
With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A and the applicable contingent deferred sales charge for Class C. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would be reduced.

**	Returns for the HFRI Fund of Funds Composite Index do not reflect the reinvestment of dividends.
***	Return listed is for the period from June 30, 2001 through September 30, 2013.

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of a Fund may be lower or higher than the performance quoted. In the absence of the existing fee waivers, the total return would be reduced. Performance data current to the most recent month end may be obtained by calling 1-866-264-8783.

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. The HFRI (Hedge Funds Research, Inc.) Fund of Funds Composite Index is an equal-weighted index of over 600 domestic and offshore fund of funds. All funds report in U.S. Dollars and net of all fees returns on a monthly basis. All funds included in the index must have at least $50 million in assets under management or have been actively trading for at least 12 months. One cannot invest directly in an index.

The Funds impose a 1.00% redemption fee on shares held less than 60 days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

PORTFOLIO OF INVESTMENTS

Vice Fund
September 30, 2013 (Unaudited)

COMMON STOCKS 98.1%	Shares	Value

Aerospace & Defense 25.5%
The Boeing Co. (c)	104,900	$12,325,750
CACI International Inc. - Class A (a)	20,000	1,382,200
General Dynamics Corp. (c)	30,000	2,625,600
Honeywell International Inc. (c)	50,100	4,160,304
Leidos Holdings, Inc. (c)	25,000	1,138,000
Lockheed Martin Corp. (c)	40,000	5,102,000
Northrop Grumman Corp. (c)	35,000	3,334,100
Raytheon Co. (c)	75,000	5,780,250
Rolls-Royce Holdings PLC (a)(b)	90,758	1,633,850
Science Applications International Corp.	14,286	482,143
Smith & Wesson Holding Corp. (a)(c)	310,800	3,415,692
Sturm Ruger & Co., Inc. (c)	20,800	1,302,704
United Technologies Corp. (c)	55,600	5,994,792
		48,677,385

Alcoholic Beverages 22.0%
Anheuser-Busch InBev NV (b)	35,000	3,483,996
Anheuser-Busch InBev Sa/NV - ADR (b)(c)	35,000	3,472,000
Beam, Inc. (c)	35,200	2,275,680
Brown Forman Corp. - Class B	45,100	3,072,663
Carlsberg A/S (b)	28,000	2,884,765
Constellation Brands, Inc. - Class A (a)(c)	85,000	4,879,000
Diageo PLC - ADR (b)(c)	65,000	8,260,200
Heineken NV (b)	40,000	2,835,034
Molson Coors Brewing Co. - Class B (c)	84,400	4,230,972
Pernod Ricard SA (b)	15,000	1,862,672
SABMiller PLC (b)	90,000	4,580,136
		41,837,118

Casinos, Gambling & Lotteries 26.8%
Boyd Gaming Corp. (a)(c)	20,900	295,735
Caesars Entertainment Corp. (a)(c)	135,000	2,660,850
Churchill Downs, Inc.	23,000	1,989,960
Galaxy Entertainment Group Ltd. (a)(b)	1,300,000	9,118,219
International Game Technology (c)	62,500	1,183,125
Ladbrokes PLC (b)	525,000	1,438,077
Las Vegas Sands Corp. (c)	131,000	8,701,020
MGM Resorts International (a)(c)	489,000	9,995,160

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

Vice Fund
September 30, 2013 (Unaudited)

COMMON STOCKS 98.1% (Continued)	Shares	Value

Casinos, Gambling & Lotteries 26.8% (Continued)
Penn National Gaming, Inc. (a)	57,500	$3,183,200
Sands China Ltd. (b)	500,000	3,091,195
SJM Holdings Ltd. (b)	300,000	843,229
William Hill PLC (b)	260,000	1,696,293
Wynn Macau Ltd. (a)(b)	874,600	2,982,655
Wynn Resorts Ltd. (c)	25,200	3,981,852
		51,160,570
Tobacco Manufacturing 23.8%
Altria Group, Inc. (c)	300,000	10,305,000
British American Tobacco PLC - ADR (b)	35,000	3,680,250
Imperial Tobacco Group PLC - ADR (b)	75,000	2,776,833
Lorillard, Inc. (c)	187,800	8,409,684
Philip Morris International Inc. (c)	120,000	10,390,800
Reynolds American Inc. (c)	200,000	9,756,000
		45,318,567
Total Common Stocks (Cost $133,365,487)		186,993,640

PREFERRED STOCKS 2.4%
Companhia de Bebidas das Americas (AmBev) - ADR (b)(c)	120,000	4,602,000
Total Preferred Stocks (Cost $4,344,969)		4,602,000

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

Vice Fund
September 30, 2013 (Unaudited)

SHORT-TERM INVESTMENTS 2.4%	Shares/Principal	Value

Investment Company 2.1%
Fidelity Institutional Money Market Portfolio. 0.059%(1)	4,124,862	$4,124,862
Total Investment Company (Cost $4,124,862)		4,124,862

U.S. Treasury Bill 0.3%
0.045%, 11/7/2013	$500,000	499,977
Total U.S. Treasury Bill (Cost $499,977)		499,977
Total Short-Term Investments (Cost $4,624,839)		4,624,839

Total Investments (Cost $142,335,295) 102.9%		196,220,479
Liabilities in Excess of Other Assets (2.9)%		(5,542,097)
TOTAL NET ASSETS 100.0%		$190,678,382

(1)	These Securities have fluctuating yields. The yields listed is the 7-day yield as of September 30, 2013.
ADR - American Depositary Receipt.
(a)	Non Income Producing.
(b)	Foreign Issued Securities.
(c)	A portion of the investment is designated by the Fund as collateral for written options. As of September 30, 2013, the fair value of collateral is $93,820,636.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN

Vice Fund
September 30, 2013 (Unaudited)

WRITTEN CALL OPTIONS 2.0%	Contracts	Value
Altria Group, Inc.:
Expiration: December, 2013, Exercise Price: $37.00	700	$12,600
Anheuser-Busch InBev sa/NV:
Expiration: December, 2013, Exercise Price: $105.00	200	30,000
Beam, Inc.:
Expiration: December, 2013, Exercise Price: $65.00	100	25,500
The Boeing Co.:
Expiration: October, 2013, Exercise Price: $110.00	400	320,000
Expiration: November, 2013, Exercise Price: $120.00	500	138,000
Expiration: November, 2013, Exercise Price: $125.00	100	12,200
Boyd Gaming Corp.:
Expiration: October, 2013, Exercise Price: $12.00	200	41,400
Caesars Entertainment Corp.:
Expiration: October, 2013, Exercise Price: $20.00	550	41,250
Expiration: November, 2013, Exercise Price: $20.00	50	6,750
Expiration: November, 2013, Exercise Price: $22.50	200	16,000
Expiration: December, 2013, Exercise Price: $22.50	500	52,500
Companhia de Bebidas das Americas (AmBev):
Expiration: October, 2013, Exercise Price: $36.00	100	27,000
Constellation Brands, Inc.:
Expiration: October, 2013, Exercise Price: $52.50	200	132,500
Expiration: October, 2013, Exercise Price: $55.00	200	66,000
Expiration: October, 2013, Exercise Price: $60.00	5	450
Diageo PLC:
Expiration: October, 2013, Exercise Price: $130.00	250	20,000
General Dynamics Corp.:
Expiration: November, 2013, Exercise Price: $92.50	100	5,700
Honeywell International Inc.:
Expiration: November, 2013, Exercise Price: $85.00	100	13,400
International Game Technology:
Expiration: October, 2013, Exercise Price: $20.00	283	8,490
Expiration: January, 2014, Exercise Price: $22.00	200	10,500
Las Vegas Sands Corp.:
Expiration: October, 2013, Exercise Price: $57.50	91	81,445
Expiration: October, 2013, Exercise Price: $60.00	500	328,000
Expiration: November, 2013, Exercise Price: $65.00	82	29,766
Expiration: November, 2013, Exercise Price: $67.50	600	141,000
Leidos Holdings, Inc.:
Expiration: October, 2013, Exercise Price: $16.00	200	7,600
Expiration: November, 2013, Exercise Price: $16.00	500	25,000

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN (Continued)

Vice Fund
September 30, 2013 (Unaudited)

WRITTEN CALL OPTIONS 2.0% (Continued)	Contracts	Value
Lockheed Martin Corp.:
Expiration: December, 2013, Exercise Price: $120.00	100	$94,800
Expiration: December, 2013, Exercise Price: $125.00	100	57,000
Expiration: December, 2013, Exercise Price: $130.00	100	31,000
Expiration: November, 2013, Exercise Price: $130.00	100	25,700
Lorillard, Inc.:
Expiration: December, 2013, Exercise Price: $45.00	250	40,000
Expiration: December, 2013, Exercise Price: $47.50	1,377	99,144
MGM Resorts International:
Expiration: October, 2013, Exercise Price: $17.00	2,000	692,000
Expiration: November, 2013, Exercise Price: $19.00	467	93,400
Expiration: November, 2013, Exercise Price: $20.00	2,400	316,800
Molson Coors Brewing Co.:
Expiration: January, 2014, Exercise Price: $52.50	250	32,500
Expiration: October, 2013, Exercise Price: $52.50	105	1,575
Northrop Grumman Corp.:
Expiration: November, 2013, Exercise Price: $95.00	250	72,750
Expiration: November, 2013, Exercise Price: $97.50	100	17,000
Philip Morris International Inc.:
Expiration: December, 2013, Exercise Price: $92.50	100	7,200
Raytheon Co.:
Expiration: November, 2013, Exercise Price: $77.50	400	79,200
Expiration: November, 2013, Exercise Price: $80.00	250	23,250
Reynolds American Inc.:
Expiration: November, 2013, Exercise Price: $50.00	900	54,000
Expiration: January, 2014, Exercise Price: $52.50	750	30,000
Smith & Wesson Holding Corp.:
Expiration: December, 2013, Exercise Price: $11.00	750	52,500
Expiration: December, 2013, Exercise Price: $12.00	1,858	74,320
Sturm Ruger & Co, Inc.:
Expiration: October, 2013, Exercise Price: $55.00	5	4,100
United Technologies Corp.:
Expiration: November, 2013, Exercise Price: $105.00	250	132,000
Expiration: November, 2013, Exercise Price: $115.00	300	20,100
Wynn Resorts Ltd.:
Expiration: October, 2013, Exercise Price: $155.00	150	90,000
Expiration: October, 2013, Exercise Price: $160.00	75	19,200
Total Written Call Options (Premiums received $2,722,622)		$3,752,590

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN (Continued)

Vice Fund
September 30, 2013 (Unaudited)

WRITTEN PUT OPTIONS 0.0%	Contracts	Value
Boyd Gaming Corp.
Expiration: November, 2013, Exercise Price: $13.00	300	$18,000
Total Written Put Options (Premiums received $19,200)		18,000
Total Written Options (Premiums received $2,741,822)		$3,770,590

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS

Generation Wave Growth Fund
September 30, 2013 (Unaudited)

COMMON STOCKS 82.5%	Shares	Value

Accommodation & Food Services 16.3%
Casinos, Gambling & Lotteries 11.0%
Caesars Entertainment Corp. (a)(c)	20,000	$394,200
Las Vegas Sands Corp. (c)	10,000	664,200
MGM Resorts International (a)(c)	19,800	404,712
		1,463,112
Restaurants & Other Eating Places 5.3%
Yum! Brands, Inc. (c)	10,000	713,900
		2,177,012
Administrative & Support & Waste Management &
Remediation Services 3.0%
The ADT Corp.(c)	10,000	406,600
		406,600
Construction 2.4%
Toll Brothers, Inc. (a)(c)	10,000	324,300
		324,300
Information 3.1%
T-Mobile U.S., Inc. (a)(c)	15,700	407,729
		407,729
Manufacturing 37.2%
Aerospace Product & Parts Manufacturing 8.5%
The Boeing Co. (c)	5,000	587,500
Smith & Wesson Holding Corp. (a)(c)	50,000	549,500
		1,137,000
Alcoholic Beverages 8.0%
Anheuser-Busch InBev NV - ADR (b)(c)	5,000	496,000
Constellation Brands, Inc. - Class A (a)(c)	10,000	574,000
		1,070,000
Computer & Peripheral Equipment Manufacturing 3.1%
Hewlett-Packard Co.	20,000	419,600

Pharmaceutical & Medicine Manufacturing 2.2%
Pfizer Inc.	10,000	287,100

Semiconductor & Other Electronic Component Manufacturing 1.4%
Intel Corp. (c)	8,000	183,360

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

Generation Wave Growth Fund
September 30, 2013 (Unaudited)

COMMON STOCKS 82.5% (Continued)	Shares	Value

Soap, Cleaning Compound & Toilet Preparation Manufacturing 4.4%
Colgate-Palmolive Co. (c)	10,000	$593,000

Tobacco Manufacturing 9.6%
Altria Group, Inc. (c)	10,000	343,500
Lorillard, Inc. (c)	15,000	671,700
Reynolds American Inc. (c)	5,500	268,290
		1,283,490
		4,973,550
Mining, Quarrying and Oil & Gas Extraction 17.7%
Metal Ore Mining 5.8%
Barrick Gold Corp. (b)(c)	15,000	279,300
Freeport-McMoRan Copper & Gold Inc. (c)	15,000	496,200
		775,500

Oil & Gas Extraction 2.5%
EXCO Resources, Inc. (c)	50,000	337,000
		337,000

Support Activities for Mining 9.4%
Rowan Companies Plc (a)(b)(c)	10,000	367,200
Schlumberger Ltd. (b)(c)	10,000	883,600
		1,250,800
		2,363,300

Wholesale Trade 2.8%
The Procter & Gamble Co.	5,000	377,950
		377,950
Total Common Stocks (Cost $10,558,174)		11,030,441

EXCHANGE TRADED FUNDS 5.4%
ETFS Gold Trust (a)	2,000	261,440
PIMCO Total Return Exchange-Traded Fund	1,000	105,870
PowerShares Fundamental High Yield Corporate Bond Portfolio	6,000	112,860
ProShares Short 20+ Year Treasury (a)	7,500	240,225
Total Exchange Traded Funds (Cost $732,975)		720,395

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

Generation Wave Growth Fund
September 30, 2013 (Unaudited)

EXCHANGE TRADED NOTES 3.4%	Shares/Principal	Value
ELEMENTS Linked to Rogers International
Commodity Index (a)(b)	16,000	$132,160
iPath Dow Jones-UBS Commodity
Index Total Return ETN (a)(b)	5,000	186,300
iPath S&P GSCI Crude Oil Total Return Index ETN (a)(b)	6,000	145,380
Total Exchange Traded Notes (Cost $470,992)		463,840

LIMITED PARTNERSHIP 1.0%
United States Natural Gas Fund LP (a)	7,000	127,960
Total Limited Partnership (Cost $128,048)		127,960

SHORT-TERM INVESTMENTS 17.7%
Investment Companies(1) 11.3%
Fidelity Institutional Money Market - Portfolio. 0.059%	640,000	640,000
STIT - Liquid Assets Portfolio. 0.084%	640,000	640,000
STIT-STIC Prime Portfolio. 0.056%	223,844	223,844
Total Investment Companies (Cost $1,503,844)		1,503,844

U.S. TREASURY BILL 6.4%
0.028%, 3/27/2014	$863,000	862,883
Total U.S. Treasury Bill (Cost $862,820)		862,883
Total Short-Term Investments (Cost $2,366,664)		2,366,727
Total Investments (Cost $14,256,853) 110.0%		14,709,363
Liabilities in Excess of Other Assets (10.0)%		(1,335,962)
TOTAL NET ASSETS 100.0%		$13,373,401

(1)	These securities have fluctuating yields. The yield listed is the 7-day yield as of September 30, 2013.
(a)	Non Income Producing.
(b)	Foreign Issued Securities.
(c)	A portion of the investment is designated by the Fund as collateral for written options. As of September 30, 2013, the fair value of collateral is $10,648,508.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN

Generation Wave Growth Fund
September 30, 2013 (Unaudited)

WRITTEN CALL OPTIONS 2.2%	Contracts	Value
The ADT Corp.:
Expiration: October, 2013, Exercise Price: $50.00	100	$750
Altria Group, Inc.:
Expiration: December, 2013, Exercise Price: $37.00	100	1,800
Anheuser-Busch InBev NV:
Expiration: November, 2013, Exercise Price: $100.00	50	12,000
Barrick Gold Corp.:
Expiration: October, 2013, Exercise Price: $18.50	150	13,800
The Boeing Co.:
Expiration: October, 2013, Exercise Price: $118.00	29	8,439
Expiration: October, 2013, Exercise Price: $120.00	21	651
Caesars Entertainment Corp.:
Expiration: December, 2013, Exercise Price: $22.50	200	21,000
Colgate-Palmolive Co.:
Expiration: October, 2013, Exercise Price: $60.00	90	4,770
Constellation Brands, Inc.:
Expiration: November, 2013, Exercise Price: $57.50	100	22,000
EXCO Resources, Inc.:
Expiration: October, 2013, Exercise Price: $8.00	500	1,250
Freeport-McMoRan Copper & Gold Inc.:
Expiration: October, 2013, Exercise Price: $32.00	150	20,400
Intel Corp.:
Expiration: October, 2013, Exercise Price: $23.00	80	4,320
Las Vegas Sands Corp.:
Expiration: October, 2013, Exercise Price: $57.50	24	21,480
Expiration: November, 2013, Exercise Price: $67.50	76	17,860
Lorillard, Inc.:
Expiration: December, 2013, Exercise Price: $47.50	150	10,800
MGM Resorts International:
Expiration: November, 2013, Exercise Price: $20.00	198	26,136
Reynolds American Inc.:
Expiration: November, 2013, Exercise Price: $50.00	55	3,300
Rowan Companies Plc:
Expiration: October, 2013, Exercise Price: $37.00	100	7,000
Schlumberger Ltd.:
Expiration: October, 2013, Exercise Price: $85.00	100	41,900
Smith & Wesson Holding Corp.:
Expiration: December, 2013, Exercise Price: $12.00	500	20,000
T-Mobile U.S., Inc.:
Expiration: January, 2014, Exercise Price: $28.00	157	19,154

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN (Continued)

Generation Wave Growth Fund
September 30, 2013 (Unaudited)

WRITTEN CALL OPTIONS 2.2% (Continued)	Contracts	Value
Toll Brothers, Inc.:
Expiration: October, 2013, Exercise Price: $33.00	100	$8,000
Yum! Brands, Inc.:
Expiration: October, 2013, Exercise Price: $72.50	100	10,700
Total Written Call Options (Premiums received $338,745)		$297,510

WRITTEN PUT OPTIONS 0.1%
The ADT Corp.:
Expiration: October, 2013, Exercise Price: $40.00	100	7,000
T-Mobile U.S., Inc.:
Expiration: January, 2014, Exercise Price: $22.00	157	9,891
Total Written Put Options (Premiums received $37,470)		16,891
Total Written Options (Premiums received $376,215)		$314,401

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities
September 30, 2013 (Unaudited)

	Vice	Generation Wave
	Fund	Growth Fund
ASSETS
Investments, at cost	$142,335,295	$14,256,853
Investments, at value	196,220,479	14,709,363
Cash	—	38,786
Income Receivable	104,534	14,580
Receivable for capital shares sold	1,226,063	2,167
Receivable for investments sold	45,299	728,859
Receivable from Advisor	—	15,780
Other assets	67,896	18,169
TOTAL ASSETS	197,664,271	15,527,704
LIABILITIES
Written options, at value (premium received
of $2,741,822 and $376,215, respectively) (Note 2)	3,770,590	314,401
Payable for distribution fees	63,191	—
Payable for investments purchased	2,753,133	1,819,234
Payable to affiliates	5,856	5,548
Payable to Advisor	156,540	—
Payable for capital shares redeemed	204,952	—
Accrued expenses and other liabilities	31,627	15,120
TOTAL LIABILITIES	6,985,889	2,154,303
NET ASSETS	$190,678,382	$13,373,401

Net assets consist of:
Paid-in capital	$168,625,551	$17,753,177
Undistributed net investment income	495,989	8,732
Accumulated net realized loss	(31,299,574)	(4,902,832)
Net unrealized appreciation (depreciation)
on investments
Investments	53,885,184	452,510
Written options	(1,028,768)	61,814
NET ASSETS	$190,678,382	$13,373,401

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS (Continued)

Statements of Assets and Liabilities
September 30, 2013 (Unaudited)

	Vice	Generation Wave
	Fund	Growth Fund
Investor Class:
Net Assets	$171,753,882	$13,373,401
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	6,412,023	1,570,711
Net asset value, redemption price
and offering price per share(1)	$26.79	$8.51

Class A:
Net Assets	$11,235,549
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	420,869
Net asset value, redemption price and
offering price per share(1)	$26.70
Maximum offering price per share (net asset value
per share divided by 0.9425)(2)	$28.33

Class C:
Net Assets	$7,688,951
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	290,143
Net asset value, redemption price
(may be subject to contingent deferred sales charge)
and offering price per share(1)(3)	$26.50

(1)	A redemption fee of 1.00% is assessed against shares redeemed within 60 days of purchase.
(2)	Reflects a maximum sales charge of 5.75%.
(3)	A contingent deferred sales charge (CDSC) of 1.00% may be charged on shares redeemed within twelve months of purchase.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations
For The Six Months Ended September 30, 2013 (Unaudited)

	Vice	Generation Wave
	Fund	Growth Fund
INVESTMENT INCOME
Dividend income (Net of foreign withholding
tax of $37,398 and $300, respectively)	$2,081,977	$139,254
Interest income	837	326
TOTAL INVESTMENT INCOME	2,082,814	139,580
EXPENSES
Advisory fees (Note 3)	740,777	64,892
Distribution fees - Investor Class (Note 3)	180,012	—
Distribution fees - Class A (Note 3)	8,734	—
Distribution fees - Class C (Note 3)	24,784	—
Transfer agent fees and expenses (Note 3)	57,293	8,957
Administration fees (Note 3)	32,479	7,280
Federal and state registration fees	24,288	10,981
Chief compliance officer fees and expenses	16,625	16,625
Fund accounting fees (Note 3)	13,171	12,575
Reports to shareholders	11,317	2,191
Custody fees (Note 3)	9,438	2,366
Legal fees	8,424	8,394
Audit fees	7,765	7,432
Trustees’ fees and related expenses	7,503	7,480
Other expenses	16,890	3,305
TOTAL EXPENSES BEFORE INTEREST EXPENSE	1,159,500	152,478
Interest expense (Note 6)	1,378	47
TOTAL EXPENSES	1,160,878	152,525
Less waivers by Advisor (Note 3)	—	(32,940)
NET EXPENSES	1,160,878	119,585
NET INVESTMENT INCOME	921,936	19,995
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) from security transactions:
Investments	1,194,976	71,796
Purchased options (Note 2)	(5,360)	(76,938)
Written options (Note 2)	992,852	295,341
Change in net unrealized appreciation/depreciation on:
Investments	14,525,935	123,730
Purchased options (Note 2)	3,310	—
Written options (Note 2)	(892,291)	227,299
REALIZED AND UNREALIZED GAIN ON INVESTMENTS	15,819,422	641,228
NET INCREASE IN NET ASSETS FROM OPERATIONS	$16,741,358	$661,223

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets	Vice Fund

	Six Months Ended
	September 30, 2013	Year Ended
	(Unaudited)	March 31, 2013
FROM OPERATIONS
Net investment income	$921,936	$1,663,998
Net realized gain (loss) on:
Investments	1,194,976	1,947,083
Purchased options	(5,360)	(76,493)
Written options	992,852	2,168,321
Change in net unrealized appreciation/depreciation on:
Investments	14,525,935	12,624,583
Purchased options	3,310	(3,310)
Written options	(892,291)	(49,632)
Net increase in net assets from operations	16,741,358	18,274,550
FROM DISTRIBUTIONS
Net investment income:
Investor Class	(1,758,588)	(821,182)
Class A	(94,072)	(6,027)
Class C	(48,193)	(6,306)
Net decrease in net assets
resulting from distributions paid	(1,900,853)	(833,515)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	55,734,363	48,930,618
Net asset value of shares issued in
reinvestment of distributions to shareholders	1,786,095	793,175
Payments for shares redeemed	(14,376,403)	(26,939,143)
Redemption fees	14,482	21,773
Net increase in net assets from
capital share transactions	43,158,537	22,806,423
TOTAL INCREASE IN NET ASSETS	57,999,042	40,247,458
NET ASSETS
Beginning of period	132,679,340	92,431,882
End of period (includes undistributed net investment
income of $495,989 and $1,474,906, respectively)	$190,678,382	$132,679,340

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets	Generation Wave Growth Fund

	Six Months Ended
	September 30, 2013	Year Ended
	(Unaudited)	March 31, 2013
FROM OPERATIONS
Net investment income	$19,995	$112,399
Net realized gain (loss) on:
Investments	71,796	1,095,942
Purchased options	(76,938)	(156,665)
Written options	295,341	901,353
Change in net unrealized appreciation/depreciation on:
Investments	123,730	(340,612)
Purchased options	—	(612)
Written options	227,299	(101,555)
Net increase in net assets from operations	661,223	1,510,250
FROM DISTRIBUTIONS
Net investment income	(111,597)	(75,594)
Net decrease in net assets
resulting from distributions paid	(111,597)	(75,594)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	161,894	207,687
Net asset value of shares issued in
reinvestment of distributions to shareholders	105,168	74,234
Payments for shares redeemed	(1,438,115)	(1,858,219)
Redemption fees	—	62
Net decrease in net assets from
capital share transactions	(1,171,053)	(1,576,236)
TOTAL DECREASE IN NET ASSETS	(621,427)	(141,580)
NET ASSETS
Beginning of period	13,994,828	14,136,408
End of period (includes undistributed net investment
income of $8,732 and $100,334, respectively)	$13,373,401	$13,994,828

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Investor Class	Vice Fund

Per Share Data for a Share Outstanding Throughout each Period

	Six Months
	Ended
	September 30,
	2013		Year Ended March 31,
	(Unaudited)		2013		2012		2011	2010		2009
Net Asset Value,
Beginning of Period	$24.39		$20.95		$18.12		$15.42	$11.67		$20.57
Income (loss) from
investment operations:
Net investment income	0.15	(8)	0.30	(2)	0.16	(2)	0.21 (2)	0.20	(2)	0.29	(2)
Net realized and unrealized
gain (loss) on investments	2.56		3.32		2.86		2.67	3.84		(9.09)
Total from investment operations	2.71		3.62		3.02		2.88	4.04		(8.80)
Less distributions:
Dividends from net
investment income	(0.31)		(0.18)		(0.19)		(0.18)	(0.29)		(0.03)
From net realized
gain on investments	—		—		—		—	—		(0.07)
Total distributions	(0.31)		(0.18)		(0.19)		(0.18)	(0.29)		(0.10)
Paid-in capital from
redemption fees (Note 2)(3)	0.00		0.00		0.00		0.00	0.00		0.00
Net Asset Value, End of Period	$26.79		$24.39		$20.95		$18.12	$15.42		$11.67
Total Return	11.24	%(5)	17.44%		16.79%		19.01%	35.06%		(42.83)%
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$171,754		$126,488		$91,824		$79,039	$76,730		$70,986
Ratio of expenses to average net assets:
Before waiver and
expense reimbursement	1.46	%(6)	1.64%		1.72%		1.79%	1.99	%(1)	1.87	%(1)
After waiver and
expense reimbursement	1.46	%(6)	1.64%		1.76%		1.81%	1.93	%(1)	1.88	%(1)
Ratio of net investment income
to average net assets:
Before waiver and
expense reimbursement	1.21	%(6)	1.60%		0.88%		1.24%	1.16	%(4)	1.43	%(4)
After waiver and
expense reimbursement	1.21	%(6)	1.60%		0.84%		1.22%	1.22	%(4)	1.42	%(4)
Portfolio turnover rate	72.31	%(7)	11.90	%(7)	83.66	%(7)	21.18%	59.02%		26.67%

(1)
The ratio of expenses to average net assets includes dividends on short positions. The before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions were 1.84% and 1.78% for the year ended March 31, 2010, 1.74% and 1.75% for the year ended March 31, 2009.

(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Less than one cent per share.
(4)	The net investment income ratios include dividends on short positions.
(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(8)	Calculated using the average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class A	Vice Fund

Per Share Data for a Share Outstanding Throughout each Period

	Six Months Ended
	September 30, 2013		Year Ended	Year Ended
	(Unaudited)		March 31, 2013	March 31, 2012(1)
Net Asset Value, Beginning of Period	$24.33		$20.94	$18.14
Income from investment operations:
Net investment income	0.15	(8)	0.24 (2)	0.10	(2)
Net realized and unrealized
gain on investments	2.56		3.36	2.70
Total from investment operations	2.71		3.60	2.80
Less distributions:
Dividends from net investment income	(0.34)		(0.21)	—
From net realized gain on investments	—		—	—
Total distributions	(0.34)		(0.21)	—
Paid-in capital from
redemption fees (Note 2)(3)	0.00		0.00	0.00
Net Asset Value, End of Period	$26.70		$24.33	$20.94
Total Return(5)	11.22	%(4)	17.40%	15.44	%(4)
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$11,236		$3,033	$193
Ratio of expenses to average net assets	1.46	%(7)	1.64%	1.73	%(7)
Ratio of net investment income
to average net assets	1.21	%(7)	1.60%	3.36	%(7)
Portfolio turnover rate(6)	72.31%		11.90%	83.66%

(1)	The Vice Fund Class A shares commenced operations on December 8, 2011.
(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Less than one cent per share.
(4)	Not annualized.
(5)	Based on net asset value, which does not reflect the sales charge.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(7)	Annualized.
(8)	Calculated using the average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class C	Vice Fund

Per Share Data for a Share Outstanding Throughout each Period

	Six Months Ended
	September 30, 2013		Year Ended	Year Ended
	(Unaudited)		March 31, 2013	March 31, 2012(1)
Net Asset Value, Beginning of Period	$24.16		$20.90	$18.14
Income from investment operations:
Net investment income	0.06	(8)	0.17 (2)	0.07	(2)
Net realized and unrealized
gain on investments	2.53		3.26	2.69
Total from investment operations	2.59		3.43	2.76
Less distributions:
Dividends from net investment income	(0.25)		(0.17)	—
From net realized gain on investments	—		—	—
Total distributions	(0.25)		(0.17)	—
Paid-in capital from
redemption fees (Note 2)(3)	0.00		0.00	0.00
Net Asset Value, End of Period	$26.50		$24.16	$20.90
Total Return(5)	10.82	%(4)	16.56%	15.21	%(4)
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$7,689		$3,159	$415
Ratio of expenses to average net assets	2.21	%(7)	2.39%	2.46	%(7)
Ratio of net investment income
to average net assets	0.46	%(7)	0.85%	2.63	%(7)
Portfolio turnover rate(6)	72.31%		11.90%	83.66%

(1)	The Vice Fund Class C shares commenced operations on December 8, 2011.
(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Less than one cent per share.
(4)	Not annualized.
(5)	Based on net asset value, which does not reflect the sales charge.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(7)	Annualized.
(8)	Calculated using the average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS	GENERATION WAVE GROWTH FUND

Per Share Data for a Share Outstanding Throughout each Period

	Six Months Ended
	September 30,
	2013		Year Ended March 31,
	(Unaudited)		2013	2012	2011		2010	2009
Net Asset Value,
Beginning of Period	$8.18		$7.36	$7.79	$6.85		$5.26	$9.88
Income (loss) from
investment operations:
Net investment income	0.02	(2)	0.07 (2)	0.03 (2)	0.00	(2)(3)	—	0.04	(1)(2)
Net realized and
unrealized gain (loss)
on investments	0.38		0.79	(0.46)	0.94		1.64	(3.28)
Total from
investment operations	0.40		0.86	(0.43)	0.94		1.64	(3.24)
Less distributions paid:
From net
investment income	(0.07)		(0.04)	—	—		(0.05)	—
From net realized
gain on investments	—		—	—	—		—	(1.38)
Total distributions paid	(0.07)		(0.04)	—	—		(0.05)	(1.38)
Net Asset Value,
End of Period	$8.51		$8.18	$7.36	$7.79		$6.85	$5.26
Total Return	4.90	%(5)	11.76%	(5.52)%	13.72%		31.14%	(33.33)%
Supplemental Data and Ratios:
Net assets at end
of period (000’s)	$13,373		$13,995	$14,136	$20,062		$20,807	$19,167
Ratio of expenses to
average net assets:(4)
Before waiver and expense
reimbursement	2.23	%(6)	2.51%	2.30%	2.00%		2.03%	1.90%
After waiver and expense
reimbursement	1.75	%(6)	1.75%	1.75%	1.75%		1.67%	1.50%
Ratio of net investment income
(loss) to average net assets:
Before waiver and expense
reimbursement	(0.19	)%(6)	0.06%	(0.17)%	(0.27)%		(0.38)%	0.12%
After waiver and expense
reimbursement	0.29	%(6)	0.82%	0.38%	(0.02)%		(0.02)%	0.52%
Portfolio turnover rate	175.42%		34.28%	127.99%	82.62%		129.08%	76.87%

(1)	Recognition of investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.
(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Less than one cent per share.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 2013 (Unaudited)

(1)Organization
USA MUTUALS (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated March 20, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Vice Fund and the Generation Wave Growth Fund (the “Funds”), each represent a distinct, non-diversified portfolio with its own investment objectives and policies within the Trust.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Trust are segregated, and a shareholder’s interest is limited to the Funds in which shares are held.  Each Fund is currently authorized to offer Class A, Class C and Investor Class shares.  Investor Class shares of each Fund are offered in a separate prospectus and SAI.  The three classes differ principally in their respective distribution expense arrangements as well as their respective sales and redemption fee arrangements.  All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase.  The sales charge declines as the amount purchased increases in accordance with the Funds’ prospectus.  Class C shares are subject to a 1.00% contingent deferred sales charge for redemptions made within twelve months of purchase, in accordance with the Funds’ prospectus.  The contingent deferred sales charge for these Class C shares is based on the net asset value of the shares at the time of purchase.  Investor Class shares are no-load shares.

The Vice Fund Investor Class became effective and commenced operations on August 30, 2002.  The Vice Fund Class A and Class C shares became effective and commenced operations on December 8, 2011.  The Generation Wave Growth Fund became effective and commenced operations on June 21, 2001.  While the Generation Wave Growth Fund’s Class A and Class C shares are effective, only Investor Class shares have been offered and issued to date.

The Funds are managed by Mutuals Advisors, Inc. (the “Advisor”).

The investment objective of the Vice Fund is long-term growth of capital.  The investment objective of the Generation Wave Growth Fund is capital appreciation over the long term with low volatility and low correlation to the equity markets.

(2)Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

  (a)Investment Valuation
Securities traded on a national securities exchange are valued at the latest reported sale price on such exchange.  Exchange-traded securities and funds for which there were no transactions are valued at the latest bid prices.  Mutual funds are valued at their respective net asset values (“NAVs”).  Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.

All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2013 (Unaudited)

Official Closing Price (“NOCP”).  Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Funds’ Advisor.  Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates fair value.  Securities for which market quotations are not readily available and other assets for which market quotations do not accurately reflect fair value for a security held by an underlying fund or if the value of a security held by an underlying fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded (e.g., a foreign exchange or market), that security may be valued at its fair value as determined by the Advisor under the supervision of the Funds’ Board of Trustees.  When the NAV of an underlying fund is unavailable, it is valued at fair value as determined by the Advisor under the supervision of the Funds’ Board of Trustees. When determining fair value, the following factors are taken into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and the lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchange where the option is traded.  Non-exchange traded options will also be valued at the mean between bid and asked prices.  “Fair value” of other private options are valued by the Advisor under the supervision of the Funds’ Board of Trustees.

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 –	Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc).

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2013 (Unaudited)

Level 3 –	Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments, and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Advisor. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2013:

Vice Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$186,993,640	$—	$—	$186,993,640
Preferred Stocks	4,602,000	—	—	4,602,000
Short Term Investments
Investment Company	4,124,862	—	—	4,124,862
U.S. Treasury Bill	—	499,977	—	499,977
	$4,124,862	$499,977	$—	$4,624,839
Total*	$195,720,502	$499,977	$—	$196,220,479
Written Options	$(3,565,090)	$(205,500)	$—	$(3,770,590)

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2013 (Unaudited)

Generation Wave Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$11,030,441	$—	$—	$11,030,441
Exchange-Traded Fund	720,395	—	—	720,395
Exchange-Traded Note	463,840	—	—	463,840
Limited Partnership	127,960	—	—	127,960
Short Term Investments
Investment Companies	1,503,844	—	—	1,503,844
U.S. Treasury Bill	—	862,883	—	862,883
	$1,503,844	$862,883	$—	$2,366,727
Total*	$13,846,480	$862,883	$—	$14,709,363
Written Options	$(312,401)	$(2,000)	$—	$(314,401)

   *Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Portfolio of Investments.

There were no transfers into or out of Level 1 and Level 2 or Level 3 fair value measurements during the reporting period for the Funds, as compared to their classification from the prior annual report.  It is the Funds’ policy to consider transfers into or out of Level 1 and Level 2 or Level 3 as of the end of the reporting period.

  (b)   Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and will make the  requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Management has reviewed the Funds’ tax positions for all tax periods open to examination by the applicable U.S. federal and state tax jurisdictions. As of and during the year ended March 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest and other expense, respectively, in the statements of operations. The statute of limitations on the Funds’ tax returns remains open for the years ended March 31, 2010 through March 31, 2013.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2013 (Unaudited)

As of March 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Vice	Generation Wave
	Fund	Growth Fund
Cost basis of investments for
federal income tax purposes	$95,616,407	$13,862,666
Gross tax unrealized appreciation	$39,865,297	$574,240
Gross tax unrealized depreciation	(2,963,131)	(386,453)
Net tax unrealized appreciation	36,902,166	187,787
Undistributed ordinary income	1,474,906	95,605
Total distributable earnings	1,474,906	95,605
Other accumulated losses	(31,164,745)	(5,212,794)
Total accumulated gains (losses)	$7,212,327	$(4,929,402)

The difference between book-basis and tax-basis unrealized appreciation is attributed primarily to the tax deferral of losses on wash sales and other temporary differences.

The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. For the year ended March 31, 2013, the Vice Fund and the Generation Wave Growth Fund utilized prior years’ capital losses in the amount of $6,072,633 and $2,006,726, respectively.  At March 31, 2013, the Funds had the following capital loss carryforwards:

	Generation Wave
Vice Fund	Growth Fund	Expiration
$(627,232)	$—	03/31/17
$(30,096,173)	$(5,019,678)	03/31/18

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. At March 31, 2013, the Funds did not have capital loss carryforwards with an indefinite expiration.

At March 31, 2013, the Generation Wave Growth Fund deferred post-October losses of $29,813.  At March 31, 2013, the Vice Fund deferred no post-October losses.

  (c)Distributions to Shareholders
The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually.  Distributions from net realized gains for book

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2013 (Unaudited)

purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date.  The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  The tax character of distributions paid during the six months ended September 30, 2013 and the year ended March 31, 2013 was as follows:

	Six Months Ended		Year Ended
	September 30, 2013		March 31, 2013
		Long-Term		Long-Term
	Ordinary	Capital	Ordinary	Capital
	Income	Gains	Income	Gains
Vice Fund	$1,900,853	$—	$833,515	$—
Generation Wave
Growth Fund	$111,597	$—	$75,594	$—

  (d)   Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

  (e)Share Valuation
The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Funds charge a 1.00% redemption fee on shares held less than 60 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of each Fund’s daily NAV calculation.

  (f)Short Positions
The Vice Fund or the Generation Wave Growth Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Funds sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which they made the short sale.  A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.  For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability.  The amount of the liability is subsequently marked-to-market to reflect the current fair value of the short positions. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. As

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2013 (Unaudited)

collateral for its short positions, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to reflect changes in the fair value of the securities sold short. The Fund’s deposits on securities sold short are with one major security dealer. The Funds do not require this broker to maintain collateral in support of the receivable for proceeds on securities sold short.  As of September 30, 2013, the Funds were not invested in short positions.

(g)Options
The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Funds have the right, but not the obligation, to purchase a security at the exercise price during the exercise period.  As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Funds have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period.  The premium that the Funds pay when purchasing a call option or receive when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the fair value of an option.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  An option that is purchased or written by the Funds is generally valued at the composite price based on the last trade on a given business day or, if there are no trades for the option, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchange where the option is traded.  Non-exchange traded options will also be valued at the mean between bid and asked prices.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from written options.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

The Funds may use options to generate income and to hedge against losses caused by declines in the prices of stocks in their portfolios or for any other permissible purpose consistent with the Funds’ investment objectives.  A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Funds.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2013 (Unaudited)

Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement.

The following tables present derivative assets and liabilities net of amounts available for offset under MNA and net of related collateral received or pledged, if any, as of September 30, 2013:

Gross Amounts Not Offset in the Statement of Assets and
Liabilities and Subject to Master Netting Agreements (MNA)
Liabilities:
		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not
		in the	in the	offset in the statement
	Gross	Statement	Statement	of financial position
	Amounts of	of	of		Collateral
	Recognized	Financial	Financial	Financial	Pledged/	Net
Description	Liabilities	Position	Position	Instruments	Received	Amount
Vice Fund
Written Options	$3,770,590	$—	$3,770,590	$3,770,590	$—	$—
	$3,770,590	$—	$3,770,590	$3,770,590	$—	$—
Generation Wave Growth Fund
Written Options	$314,401	$—	$314,401	$314,401	$—	$—
	$314,401	$—	$314,401	$314,401	$—	$—

The number of option contracts written and the premiums received by the Vice Fund during the six months ended September 30, 2013, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	10,319	$982,687
Options written	63,263	6,582,262
Corporate actions	(50)	—
Options expired	(17,002)	(1,408,927)
Options covered	(11,055)	(998,309)
Options exercised	(24,877)	(2,415,891)
Options outstanding, end of period	20,598	$2,741,822

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2013 (Unaudited)

The number of option contracts written and the premiums received by the Generation Wave Growth Fund during the six months ended September 30, 2013, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	3,305	$273,890
Options written	11,783	1,138,278
Corporate actions	50	—
Options expired	(3,059)	(273,177)
Options covered	(3,060)	(251,251)
Options exercised	(5,632)	(511,525)
Options outstanding, end of period	3,387	$376,215

The number of option contracts purchased and the premiums paid by the Vice Fund during the six months ended September 30, 2013, were as follows:

	Number of Contracts	Premiums Paid
Options outstanding, beginning of period	200	$21,510
Options purchased	75	3,568
Options sold	(200)	(21,510)
Options exercised	(75)	(3,568)
Options outstanding, end of period	—	$—

The number of option contracts purchased and the premiums paid by the Generation Wave Growth Fund during the six months ended September 30, 2013, were as follows:

	Number of Contracts	Premiums Paid
Options outstanding, beginning of period	—	$—
Options purchased	1,533	384,009
Options sold	(1,075)	(279,625)
Options expired	(458)	(104,384)
Options outstanding, end of period	—	$—

The following is a summary of the fair value of derivative instruments on the Statement of Assets and Liabilities as of September 30, 2013:

Derivative Investment Type	Value	Location
Liability Derivatives
Vice Fund
Written Options – equity contracts	$(3,770,590)	Written options, at value

Generation Wave Growth Fund
Written Options – equity contracts	$ (314,401)	Written options, at value

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2013 (Unaudited)

The following is a summary of the effect of derivative investments on the Statement of Operations for the six months ended September 30, 2013:

Realized Gain
Derivative Investment Type	(Loss) on Options	Location
Vice Fund
Written Options – equity contracts	$ 992,852	Net realized gain (loss)
from written options

Purchased Options – equity contracts	$ (5,360)	Net realized gain (loss)
from purchased options

Generation Wave Growth Fund
Written Options – equity contracts	$ 295,341	Net realized gain (loss)
from written options

Purchased Options – equity contracts	$ (76,938)	Net realized gain (loss)
from purchased options

Change in
Unrealized
Appreciation/
Depreciation
Derivative Investment Type	on Options	Location

Vice Fund
Written Options – equity contracts	$ (892,291)	Change in net unrealized
appreciation/depreciation
on written options

Purchased Options – equity contracts	$ 3,310	Change in net unrealized
appreciation/depreciation
on purchased options
Generation Wave Growth Fund
Written Options – equity contracts	$ 227,299	Change in net unrealized
appreciation/depreciation
on written options

  (h)Other
Investment transactions and shareholder transactions are accounted for on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.  Expenses incurred by the Funds that do not relate to a specific Fund or Class are allocated to the individual Funds and Classes based on each Fund’s and Class’s relative net assets or other appropriate basis (as determined by the Board of Trustees).

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2013 (Unaudited)

   (i)Foreign Currency Translation
Values of investments denominated in foreign currencies are converted to U.S. dollars using a spot market rate of exchange on the day of valuation.  Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions.  The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

   (j)Reclassifications of Capital Accounts
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

   (k)Subsequent Events
In preparing these financial statements, management has performed an evaluation of subsequent events after September 30, 2013 and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in the financial statements.

(3)Transactions with Affiliates
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom officers of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the annual rate of 0.95% of each Fund’s average daily net assets. For the six months ended September 30, 2013, the Vice Fund and the Generation Wave Growth Fund incurred $740,777 and $64,892 in advisory fees, respectively.

The Advisor has contractually agreed to waive, through July 31, 2014, its management fee and/or reimburse the Funds’ other normal operating expenses (excluding dividends on short positions and interest expense) to the extent necessary to ensure that the Funds’ operating expenses do not exceed 1.49% for Investor Class and Class A shares and 2.24% for Class C shares of the Vice Fund’s average daily net assets and 1.75% of the Generation Wave Growth Fund’s average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Funds’ expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years after the end of the fiscal year in which the fee was waived or reimbursed.  Expenses will only be recouped if the current expense ratio is lower than the expense cap in place at the time such expense was waived.  For the six months ended September 30, 2013, $32,940 was waived by the Advisor for the Generation Wave Growth Fund.  The Vice Fund did not waive or recoup any expenses during the six months ended September 30, 2013.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2013 (Unaudited)

As of September 30, 2013, the Vice Fund has no remaining waived or reimbursed expenses subject to potential recoupment.  The following table shows the remaining waived or reimbursed expenses in the Generation Wave Growth Fund subject to potential recoupment expiring in:

Generation Wave
Growth Fund
2014	47,606
2015	89,429
2016	104,840
2017	32,940

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds. For the six months ended September 30, 2013, the Vice Fund and the Generation Wave Growth Fund incurred $13,171 and $12,575 in accounting fees, $32,479 and $7,280 in administration fees, $57,293 and $8,957 in transfer agency fees and $9,438 and $2,366 in custodian fees, respectively.

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Vice Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets for Investor Class and Class A shares and 1.00% for Class C shares for services to prospective Fund shareholders and distribution of Fund shares. Quasar Distributors, LLC is affiliated with a Trustee of the Trust, U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A.  During the six months ended September 30, 2013, the Vice Fund Investor Class accrued expenses of $180,012, the Vice Fund Class A accrued expenses of $8,734 and the Vice Fund Class C accrued expenses of $24,784 pursuant to the 12b-1 Plan.

(4)Capital Share Transactions
Transactions in shares of the Vice Fund Investor Class were as follows:

	Six Months Ended		Year Ended
	September 30, 2013		March 31, 2013
	Amount	Shares	Amount	Shares
Beginning shares		5,187,059		4,383,960
Shares sold	$43,879,015	1,707,246	$43,887,451	2,007,887
Shares issued to holders
in reinvestment
of distributions	1,668,019	68,138	780,906	38,149
Shares redeemed	(13,922,906)	(550,420)	(26,879,704)	(1,242,937)
Net increase	$31,624,128	1,224,964	$17,788,653	803,099
Ending shares		6,412,023		5,187,059

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2013 (Unaudited)

Transactions in shares of the Vice Fund Class A were as follows:

	Six Months Ended		Year Ended
	September 30, 2013		March 31, 2013
	Amount	Shares	Amount	Shares
Beginning shares		124,633		9,226
Shares sold	$7,742,853	306,115	$2,566,406	115,748
Shares issued to holders
in reinvestment
of distributions	73,901	3,029	5,988	293
Shares redeemed	(328,776)	(12,908)	(14,365)	(634)
Net increase	$7,487,978	296,236	$2,558,029	115,407
Ending shares		420,869		124,633

Transactions in shares of the Vice Fund Class C were as follows:

	Six Months Ended		Year Ended
	September 30, 2013		March 31, 2013
	Amount	Shares	Amount	Shares
Beginning shares		130,764		19,859
Shares sold	$4,112,495	161,877	$2,476,761	111,684
Shares issued to holders
in reinvestment
of distributions	44,175	1,821	6,281	308
Shares redeemed	(110,239)	(4,319)	(23,301)	(1,087)
Net increase	$4,046,431	159,379	$2,459,741	110,905
Ending shares		290,143		130,764

Transactions in shares of the Generation Wave Growth Fund were as follows:

	Six Months Ended		Year Ended
	September 30, 2013		March 31, 2013
	Amount	Shares	Amount	Shares
Beginning shares		1,711,691		1,919,562
Shares sold	$161,894	19,614	$207,687	27,572
Shares issued to holders
in reinvestment
of distributions	105,168	12,952	74,234	10,239
Shares redeemed	(1,438,115)	(173,546)	(1,858,157)	(245,682)
Net increase	$(1,171,053)	(140,980)	$(1,576,236)	(207,871)
Ending shares		1,570,711		1,711,691

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2013 (Unaudited)

(5)Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments and option transactions for the Funds for the six months ended September 30, 2013, are summarized below:

		Generation Wave
	Vice Fund	Growth Fund
Purchases	157,237,420	23,619,850
Sales	112,333,398	26,973,398

There were no purchases or sales of U.S. government securities during the six months ended September 30, 2013.

(6)Credit Facility
U.S. Bank, N.A. (the “Bank”) has made available to the Funds a credit facility pursuant to a Loan and Security Agreement for the Funds which matures, unless renewed, on March 10, 2014 for the purpose of purchasing portfolio securities.  The Funds may borrow up to the lesser of $8,500,000 and $1,500,000 or certain percentage amounts based on the net assets of the Funds, for the Vice Fund and Generation Wave Growth Fund, respectively.

The interest rate paid by the Funds on outstanding borrowings is equal to the Prime Rate, which was 3.25% as of September 30, 2013.  During the six months ended September 30, 2013, the Vice Fund had average outstanding borrowings of $86,038 under the credit facility and paid a weighted average interest rate of 3.25%.  During the six months ended September 30, 2013, the Generation Wave Growth Fund had average outstanding borrowings of $1,393 under the credit facility and paid a weighted average interest rate of 3.25%.

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Trustees”) of USA Mutuals (the “Trust”) met on May 28, 2013 to consider the renewal of the Investment Advisory Agreement (the “Agreement”), between the Trust, on behalf of the Generation Wave Growth Fund and the Vice Fund (each, a “Fund,” and collectively, the “Funds”), each a series of the Trust, and Mutuals Advisors, Inc., the Funds’ investment advisor (the “Advisor”).  In advance of the meeting, the Independent Trustees requested and received materials to assist them in considering the renewal of the Agreement, including a written response by the Advisor to specific questions forwarded by the Trust’s outside legal counsel on behalf of the Independent Trustees.  The materials provided contained information with respect to the factors noted below, including copies of the Agreement and the Trust’s expense waiver and reimbursement agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the performance, management fees and other expenses of the Funds, Fund distribution information and due diligence materials relating to the Advisor (including a copy of the Advisor’s Form ADV, select financial information of the Advisor and other pertinent information).  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fees and other expense information and quarterly reports from the Trust’s chief compliance officer.  Based on their evaluation of the information provided by the Advisor, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending July 31, 2014.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS

The Trustees considered the nature, extent and quality of services provided by the Advisor to the Funds, including portfolio management, supervision of each Fund’s operations, compliance and regulatory matters and general oversight of other service providers.  The Trustees considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Funds, as well as the qualifications, experience and responsibilities of Mr. Jerry Szilagyi, the Trust’s President, and Mr. Gerald Sullivan, the Funds’ portfolio manager.  The Trustees also discussed the Advisor’s marketing activities and commitment to Fund asset growth.  The Trustees reviewed matters relating to the Advisor’s compliance program, risk management and use of derivatives.  The Trustees concluded that the Advisor had sufficient personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services provided to the Funds were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISOR

The Trustees discussed the performance of the Generation Wave Growth Fund and the Vice Fund for the year-to-date, one-year, three-year, five-year and ten-year periods ended March 31, 2013.  In assessing the quality of the portfolio management services delivered by the Advisor, the Trustees also compared the short-term and long-term performance of the Funds on both an absolute basis and in comparison to the Morningstar U.S.O.E. Large Blend Category and in comparison to a peer group of similar funds as constructed by data presented by Morningstar, Inc. (“Morningstar”).

The Trustees noted that the performance of the Generation Wave Growth Fund ranked below the median and average of similar funds within its peer group for all periods reviewed except for the one year period applicable to the peer median and that the Fund’s returns ranked in the fourth quartile of the peer group for three of the five relevant periods.

The Trustees noted that the performance of the Vice Fund ranked in the first quartile and above the median and average among similar funds within its peer group for the one-year, three-year and ten-year periods ended March 31, 2013.  For the year-to-date and five-year periods ended March 31, 2013, the performance of the Vice Fund ranked in the third quartile and second quartile, respectively, and was below the median and average among similar funds within its peer group for the year-to-date period and above the median for the five-year period.

After considering all of the information, the Trustees concluded that the performance obtained by the Advisor for the Generation Wave Growth Fund was unsatisfactory over the long term, but noted proposed changes to the Fund’s strategy by the Advisor designed to provide better performance.  With respect to the Vice Fund, the Trustees concluded that its performance was satisfactory.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Funds and their shareholders were likely to benefit from the Advisor’s continued management.

3.	COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISOR

The Trustees considered the cost of services and the structure of the Advisor’s fees, including a review of the expense analyses and other pertinent material with respect to the Funds.  The Trustees considered the cost structures of each Fund relative to its peer group of similar funds, as constructed by data provided by Morningstar.

The Trustees also considered the overall financial health of the Advisor, reviewing the Advisor’s financial information and noted that the Advisor continued to waive fees and reimburse expenses on behalf of the Generation Wave Growth Fund.  The Trustees also examined the level of profits that could be expected to accrue to the Advisor from the fees payable under the Agreement.

The Trustees noted that the Generation Wave Growth Fund’s contractual advisory fee of 0.95% was slightly above the peer median and above the peer average.  The Generation Wave Growth Fund’s total expense ratio (net of waivers) of 1.75% was the highest in its peer group and above the median and average.  The Trustees noted that the Vice Fund’s contractual advisory fee of 0.95% ranked above the median and average of funds within its peer group.  The Vice Fund’s net advisory fee of 0.95% ranked in the third quartile within its peer group and above the peer median and average.  The Vice Fund’s total expense ratio for its Investor Class share, excluding the 12b-1 fee of 25 basis points, of 1.39% ranked in the fourth quartile among all funds within its peer group.

The Trustees concluded that the Funds’ expenses and the management fees paid to the Advisor were reasonable in light of the comparative performance, expense and management fee information.  The Trustees further concluded that the Advisor’s profit from sponsoring the Funds had not been, and currently was not, excessive and that the Advisor maintained adequate profit levels to support the services to the Funds, despite its subsidies to support the Generation Wave Growth Fund’s operations.

4.	EXTENT OF ECONOMIES OF SCALE AS EACH FUND GROWS

The Trustees discussed realized and potential economies of scale with respect to the management of the Funds.  The Trustees considered whether economies of scale would be expected to be realized as Fund asset levels grow.  The Trustees noted that the Advisor’s contractual expense limitation caps on the Funds’ total expenses will remain in place through at least July 31, 2014.  The Trustees also considered whether the advisory fee rate with respect to each Fund was reasonable in relation to the asset size of each Fund and any economies of scale that may exist.  The Trustees noted that the Funds’ management fee structures did not contain any breakpoint reductions as the Funds’ assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Advisor’s fee structure and applicable expense limitation caps, the Trustees concluded that the Funds’ current fee structures were reasonable and reflect a sharing of economies of scale between the Advisor and each Fund at the Funds’ current asset levels.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS

The Trustees also considered the direct and indirect benefits received by the Advisor from its association with the Funds.  The Trustees concluded that the Advisor did not receive any ancillary benefits from its association with the Funds.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of each Fund’s surrounding circumstances.  Based on this review, it was the judgment of the Trustees, including a majority of the Independent Trustees that the renewal of the Agreement was in the best interests of the Funds and their shareholders.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995.  These include any advisor, sub-advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have adopted proxy voting policies and procedures that delegate to the Advisor, the authority to vote proxies.  A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-866-264-8783. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 are available without charge, upon request, by calling 1-866-264-8783 or by accessing the SEC’s website at http://www.sec.gov.

PORTFOLIO DISCLOSURE INFORMATION

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends.  The Funds file the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters).  Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov.  Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-942-8090 (direct) or 1-800-SEC-0330 (general SEC number).

PRIVACY POLICY

The Funds collect non-public information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities.  We also disclose that information is provided to unaffiliated third parties (such as to the investment advisor to the Fund, and to brokers and custodians) only as permitted by law and only as needed for them to assist us in providing agreed services to you.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with nonaffiliated third parties.

Not part of the semi-annual report.

USA MUTUALS

Vice Fund
Generation Wave Growth Fund

Investment Advisor	Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street, Suite 900
Dallas, Texas 75201

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant	U.S. Bancorp Fund Services, LLC
and Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not currently have procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  The registrant’s independent trustees serve as its nominating committee.

Item 11. Controls and Procedures.

(a)
The registrant’s President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, based on an evaluation of such disclosure controls and procedures, as of a date within 90 days of the filing of the report that includes the disclosure required by this paragraph.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USA MUTUALS

By           /s/Jerry Szilagyi
Jerry Szilagyi, President

Date        December 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/Jerry Szilagyi
Jerry Szilagyi, President

Date        December 6, 2013

By           /s/Gerald Sullivan
Gerald Sullivan, Treasurer

Date        December 3, 2013